------------------------------------------------------------------------------
Description of art work on front cover of report

Solid blue box with name of Trust in upper left hand corner of page.
-------------------------------------------------------------------------------








                                      ANNUAL
                                      REPORT

                                December 31, 1997


                      WRIGHT MANAGED BLUE CHIP SERIES TRUST




WRIGHT MANAGED BLUE CHIP SERIES TRUST IS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY, THAT IS DESIGNED TO BE THE FUNDING VEHICLE FOR INSURANCE CONTRACTS OFFERED BY PFL LIFE INSURANCE COMPANY AND OTHER PARTICIPATING INSURANCE COMPANIES. SHARES OF THE TRUST ARE OFFERED EXCLUSIVELY TO THE SEPARATE ACCOUNTS OF SUCH INSURANCE COMPANIES. FOUR MANAGED INVESTMENT PORTFOLIOS OF THE TRUST AND THEIR INVESTMENT OBJECTIVES ARE DESCRIBED BELOW:

Wright Near Term Bond Portfolio (WNTBP) seeks high total return, to the extent consistent with reasonable safety, by investing primarily in debt securities directly issued or guaranteed by the U.S. Government. The Portfolio expects to maintain an average weighted portfolio maturity of five years or less.

Wright Total Return Bond Portfolio (WTRBP) seeks high total return, consisting of current income and capital appreciation, by investing primarily in obligations issued, or guaranteed by the U.S. Government and its agencies or instrumentalities and in high-grade corporate debt securities of any maturity.

Wright Selected Blue Chip Portfolio (WSBCP) seeks long-term capital appreciation and, as a secondary objective, reasonable, current income by investing primarily in equity securities of well-established U.S. companies that meet the invest-ment adviser's quality standards.

Wright International Blue Chip Portfolio (WIBCP) seeks long-term capital appreciation by investing primarily in equity securities of well-established, non-U.S. companies that meet the investment adviser's quality standards.





                                TABLE OF CONTENTS

-------------------------------------------------------------------------------


   Investment Objectives.......Inside Front Cover

   Letter to Shareholders...................... 1

   Management Discussion........................3

   Wright Near Term Bond Portfolio
     Portfolio of Investments.................. 5
     Financial Statements...................... 6

   Wright Total Return Bond Portfolio
     Portfolio of Investments.................. 9
     Financial Statements..................... 10

   Wright Selected Blue Chip Portfolio
     Portfolio of Investments................. 13
     Financial Statements..................... 15

   Wright International Blue Chip Portfolio
     Portfolio of Investments................. 18
     Financial Statements..................... 20


   Notes to Financial Statements.............. 23

                      WRIGHT MANAGED BLUE CHIP SERIES TRUST

                             LETTER TO SHAREHOLDERS



                                                               January 1998

Dear Shareholders:

     The U.S. securities markets enjoyed another strong year during 1997. Among the major markets of the world, only Italian and Swiss stocks and British bonds performed better than their U.S. counterparts this past year. Europe approached its 1999 monetary union with a broad advance in stocks during 1997; European bond markets performed well, but not well enough to offset currency depreciation averaging around 10%. In the Pacific, as the Asian economic "miracle" began to look more like "mirage," stock markets and currencies tumbled lower.
     Due in part to the Asian crisis, the U.S. bond market outperformed stocks over the final five months of 1997. The strength in bonds derived in part from the volatility in global stock markets and, more fundamentally, from the steady progression of good news on inflation. The core U.S. rate of consumer price inflation fell to a 30-year low during 1997, and deflation winds out of Asia were gathering even more ferocity as the year ended. The price of gold fell to a 12-year low in the fourth quarter, oil prices were down by a third from their 1997 high, and commodities price indexes moved broadly lower. In an environment of 2% inflation and 550-point single-session drops in the DJIA, investors have come to see the virtues of 6% bonds. For all of 1997, U.S. Treasury bonds returned between 9% and 10%, while Japanese and major European bonds would have done almost as well except for the strong dollar.
     World economic growth was at its strongest since 1989, but that was mainly due to the robust U.S. expansion. The economies of Europe generally showed improvement, although unemployment remained high. The Japanese economy faltered in 1997 and headed into the new year limping badly. Asia's financial crisis is likely to exact a heavy toll on the region's economy in 1998; to some extent, the slowdown will spread to Western trading partners as well. Another likely Asian export in 1998: deflationary pressures on prices for a broadening range of goods and services. With the financial crisis in Asia about to infect the real economies of Asia and then progressively the economies of the West, the Wright economic model for the U.S. now incorporates about one-half percentage point less real GDP growth - 2 1/2% instead of 3% - for the coming year; Europe figures to slow by somewhat less than the U.S., while Latin America may slow a bit more. Depending on how weak the Asian economies become, a further scaling back of growth targets may be required.
     As compared to the unusually strong markets of 1995-97, the investment environment figures to be a lot more conservative during 1998. As the year begins, the S&P 500 is priced at 21 times estimated 1998 earnings, which seems generous in view of the many uncertainties represented by the Asian market crisis. The longer-term outlook for quality stocks - and bonds - is judged to be favorable, given the demographics and the low inflation/high productivity trends heading into the early 21st century.
     As always, it should be understood that past performance does not guarantee future results and that investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investing internationally entails additional risks, such as currency fluctuations and potential political instability.

                                   Sincerely,

                                    /s/ Peter M. Donovan

                                    Peter M. Donovan, President

                              MANAGEMENT DISCUSSION



WRIGHT NEAR TERM BOND PORTFOLIO

     For 1997, the Wright Near Term Bond Portfolio (WNTBP) posted a total investment return of 5.1%, equal to the 5.1% earned on 90-day Treasury bills for the year. Despite an increase in short-term interest rates by the Federal Reserve during the first quarter, yields on Treasury securities in the one-to-three year maturity range declined roughly 20 basis points over the course of 1997.
     At 12/31/97, the Portfolio was invested 39% in U.S. Treasury securities, 42% in agency issues, 15% in mortgage-backed securities and the balance in other short-term assets. Weighted average time to maturity of holdings was about 19 months. The WNTBP ended 1997 with a yield to maturity averaging 5.7%.


WRIGHT TOTAL RETURN BOND PORTFOLIO

     Yields on long-term bonds declined by more than 50 basis points over the course of 1997, with ten-year Treasury securities dropping 68 basis points to 5.75% at year-end 1997. The Federal Reserve raised its target for short-term interest rates by 25 basis points during March, but the financial crisis in Asia and a reduction in global inflation rates combined to boost bond prices significantly over the final nine months of the year. At 12/31/98, the weighted average maturity of securities in the Wright Total Return Bond Portfolio was around six years.
     During 1997, the Wright Total Return Bond Portfolio had a total return of 8.5%, as compared with a 9.8% return for the Lehman government/corporate composite. At the end of 1997, Portfolio holdings were distributed as follows:
32.7% U.S. Treasury securities; 18.8% mortgage-backed securities; 18.6% corporate bonds (A-rated or better); 17.0% government agency securities; and 13.0% in cash and cash-equivalent assets.


WRIGHT SELECTED BLUE CHIP PORTFOLIO

     The Wright Selected Blue Chip Portfolio (WSBCP) had a 32.1% total return during 1997, well ahead of the Lipper equity growth fund average return of 25.1% but slightly behind the S&P 500's total return of 33.3%. Portfolio performance benefited from above-market industry positions in construction, machinery, and financial stocks, groups that generally performed well during 1997. Detracting from WSBCP's 1997 results was the Portfolio's underweighting in the health care industry, one of the first half's best-performing groups. Low exposure in energy-related equities aided Portfolio results. The Portfolio ended 1997 with its largest positions in the financial (19%), construction (11%), and machinery (8%) industries.
     At year-end 1997, WSBCP stock holdings were trading at a P/E multiple of around 16 (based on projected 1998 earnings), a healthy discount from the S&P 500's P/E multiple of 21.5. Although the stocks in the WSBCP will not be immune to weakness in the broad market this coming year, their discount pricing and respectable prospects for earnings growth should allow them to weather any market downturn in relatively good shape.

WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO

     The Wright International Blue Chip Portfolio (WIBCP) earned a 5.7% total investment return during 1997, ahead of 0.8% total return for the FT/S&P World ex U.S. index. During 1997, Portfolio positions were increased in Canada (to 9% of total at 12/31/97), Netherlands (12%), Spain (8%) Switzerland (6%) and the United Kingdom (18%); positions were reduced in Australia (to 2%), Japan (6%) and Hong Kong (1%).
     At 12/31/97, the Portfolio's regional break down was as follows: Europe 57% (vs 56% for the FT/S&P World ex U.S. Composite); non-U.S. Americas 14% (6%); Nordic 10% (5%); Japan 6% (25%); non-Japan Asia 1% (6%) and other 10% (1%). The Portfolio's significant underweighting in Japan relative to the FT/S&P benchmark contributed to the Portfolio's relatively strong performance during 1997. Stocks in Europe, Canada, and Mexico generally performed well last year; Asian markets were uniformly weak, detracting from results. Widespread currency depreciation relative to a strong dollar also materially reduced returns in dollar terms.
     The full scope of Asia's crisis and the extent that it is exported to the West are important issues for the markets as 1998 begins. At this point, it does not appear that the U.S. and European economies will be thrown into recession by Asia's problems. But growth will no doubt be slower in the West than otherwise would have been the case, a prospect that may not be fully discounted in the price levels of a number of equity markets. The opposite may be true in Asia: dramatic economic slowdowns are in store for 1998; to the extent that Asia's problems correct some of the region's excesses and strengthen its financial foundations, the beaten-down markets of the area may present buying opportunities in the not too distant future.

WRIGHT MANAGED BLUE CHIP SERIES TRUST

WRIGHT NEAR TERM BOND PORTFOLIO
Growth of $10,000 invested 1/31/94* through 12/31/97

                                             Annual Total Return
                                             Lst 1 Yr       Since Incept*
Wright Near Term Bond Portfolio              +5.3%          +3.7%
Lehman Gov't/Corp Index                      +9.8%          +6.5%
Morningstar Gov't (1-5 Yrs) Funds            +6.4%          +4.4%


The cumulative total return of a U.S. $10,000 investment in the WRIGHT NEAR TERM BOND PORTFOLIO on 1/31/94 would have grown to $11,550 by December 31, 1997.

The following plotting points are used for comparison in the total investment return mountain chart.

         Date       Wright Near Term   Lehman Gov't/Corp    Morningstar Gov't
                     Bond Portfolio         Index            (1-5 Yrs) Funds

      01/31/94        $10,000               $10,000             $10,000

      12/31/94         $9,623                $9,506              $9,694
      12/31/95        $10,672               $11,335             $10,799
      12/31/96        $10,969               $11,664             $11,146
      12/31/97        $11,550               $12,802             $11,857

-------------------------------------------------------------------------------

WRIGHT MANAGED BLUE CHIP SERIES TRUST

WRIGHT TOTAL RETURN BOND PORTFOLIO
Growth of $10,000 invested 12/31/93* through 12/31/97

                                                Annual Total Return
                                             Lst 1 Yr       Since Incept*
Wright Total Return Bond Portfolio           +8.7%          +4.5%
Lehman Gov't/Corp Index                      +9.8%          +6.8%
Lipper Fixed Income Funds                    +8.7%          +6.1%


The cumulative total return of a U.S. $10,000 investment in the WRIGHT TOTAL RETURN BOND PORTFOLIO on 12/31/93 would have grown to $11,929 by December 31, 1997

The following plotting points are used for comparison in the total investment return mountain chart.

        Date     Wright Total Return  Lehman Gov't/Corp      Lipper Fixed
                   Bond Portfolio           Index            Income Funds

      12/31/93        $10,000             $10,000              $10,000
      12/31/94         $9,290              $9,649               $9,672
      12/31/95        $10,858             $11,506              $11,144
      12/31/96        $10,973             $11,840              $11,667
      12/31/97        $11,929             $12,995              $12,676

--------------------------------------------------------------------------------

WRIGHT MANAGED BLUE CHIP SERIES TRUST

WRIGHT SELECTED BLUE CHIP PORTFOLIO
Growth of $10,000 invested 1/31/94* through 12/31/97

                                                 Annual Total Return
                                             Lst 1 Yr       Since Incept*
Wright Selected Blue Chip Portfolio          +32.1%         +18.2%
Lipper Growth Funds                          +25.1%         +17.3%
NYSE                                         +32.9%         +21.0%

The cumulative total return of a U.S. $10,000 investment in the WRIGHT SELECTED BLUE CHIP PORTFOLIO on 1/31/94 would have grown to $19,230 by December 31, 1997.

The following plotting points are used for comparison in the total investment return mountain chart.

         Date      Wright Selected       Lipper Equity        NYSE
                 Blue Chip Portfolio      Growth Funds        Index


      01/31/94        $10,000               $10,000          $10,000

      12/31/94         $9,391                $9,571           $9,666
      12/31/95        $11,856               $12,518          $13,037
      12/31/96        $14,559               $14,925          $15,894
      12/31/97        $19,230               $18,666          $21,122

--------------------------------------------------------------------------------

WRIGHT MANAGED BLUE CHIP SERIES TRUST

WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO
Growth of $10,000 invested 1/31/94* through 12/31/97

                                                Annual Total Return
                                           Lst 1 Yr       Since Incept*
Wright Int'l Blue Chip Portfolio             +5.7%          +5.9%
FT World Ex U.S. Index                       +0.8%          +4.4%

The cumulative total return of a U.S. $10,000 investment in the WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO on 1/31/94 would have grown to $12,500 by December 31, 1997.

The following plotting points are used for comparison in the total investment return mountain chart.

        Date             Wright Int'l          FT World Ex U.S.
                      Blue Chip Portfolio           Index


      01/31/94             $10,000                 $10,000

      12/31/94              $9,154                  $9,993
      12/31/95             $10,076                 $11,037
      12/31/96             $11,828                 $11,755
      12/31/97             $12,500                 $11,849

-------------------------------------------------------------------------------
NOTES: *: For comparison with other averages, the investment results are shown from the first month-end since the Fund's inception. The investment results of Wright Managed Blue Chip Series Trust, Lipper's average of 944 Equity Growth Funds and 1816 Fixed Income Funds and Morningstar's average of 97 Government General Funds with average maturities of one to five years are net of all fees and expenses charged to the Funds. No fees or expenses have been deducted from the other averages. The Total Investment Return is the % return of an initial $10,000 investment made at the beginning of the period to the ending redeemable value assuming all dividends and distributions are reinvested. Past performance is not predictive of future performance.

MANAGEMENT DISCUSSION GOES HERE


                      WRIGHT NEAR TERM BOND PORTFOLIO (WNTBP)
                           PORTFOLIO OF INVESTMENTS
                               December 31, 1997
================================================================================

   Face                                  Coupon    Maturity    Market                    Current Yield to
  Amount      Description                 Rate       Date       Price       Value       Yield(1)Maturity(1)
-------------------------------------------------------------------------------------------------------------


$  30,000     U.S. Treasury Note         6.000%   09/30/98   $100.281     $ 30,083       5.98%     5.60%
   40,000     U.S. Treasury Note         5.875%   03/31/99    100.266       40,106       5.86%     5.64%
   40,000     U.S. Treasury Note         5.875%   07/31/99    100.281       40,112       5.86%     5.68%
   45,000     U.S. Treasury Note         5.875%   11/15/99    100.359       45,162       5.85%     5.67%
   40,000     U.S. Treasury Note         6.000%   08/15/00    100.719       40,288       5.96%     5.70%
   40,000     U.S. Treasury Note         5.625%   02/28/01     99.734       39,894       5.64%     5.72%
   50,000     Federal Home Loan Banks    5.530%   06/04/98     99.953       49,977       5.53%     5.62%
   50,000     Federal Home Loan Banks    7.780%   02/03/00    103.828       51,914       7.49%     5.81%
   94,192     Federal Nat'l Mort.Assoc.  5.861%   01/01/27    101.672       95,767       5.76%     5.74%
   50,000     Fed Farm Credit Bks        8.650%   10/01/99    104.594       52,297       8.27%     5.84%
   40,000     Sallie-Mae                 7.500%   03/08/00    103.406       41,362       7.25%     5.81%
   50,000     Tennessee Valley Authority 5.125%   03/04/98     99.891       49,946       5.13%     5.65%
                                                                        ----------

TOTAL INVESTMENTS (identified cost, $573,266) -- 96.1%                    $576,908

OTHER ASSETS, LESS LIABILITIES -- 3.9%                                      23,453
                                                                         ----------

NET ASSETS -- 100.0%                                                      $600,361
                                                                         ==========

Average Maturity -- 1.5 Years(1)(2)


(1) Unaudited.
(2) Excludes Federal Nat'l Mortgage Assoc.


See notes to financial statements

                   WRIGHT NEAR TERM BOND PORTFOLIO
===============================================================================

                 STATEMENT OF ASSETS AND LIABILITIES

                            December 31, 1997
-------------------------------------------------------------------------------


ASSETS:

   Investments --
     Identified cost....................  $ 573,266
     Unrealized appreciation............      3,642
                                           ---------
       Total value (Note 1A)............  $ 576,908

   Cash.................................      3,650
   Interest receivable..................      9,181
   Deferred organizational costs (Note 1E)    1,781
   Receivable from Investment Adviser...     12,513
                                           ---------
     Total Assets.......................  $ 604,033
                                           ---------


LIABILITIES:

   Payable for Fund shares reacquired...  $     540
   Trustees fees payable ...............        450
   Accrued expenses.....................      2,682
                                           ---------
     Total Liabilities..................  $   3,672
                                           ---------

NET ASSETS..............................  $ 600,361
                                           =========

NET ASSETS CONSIST OF:

Paid-in capital.........................  $ 609,314
Accumulated net realized loss on investment
   transactions.........................    (12,624)
Unrealized appreciation of investments..      3,642
Accumulated undistributed net investment
   income...............................         29
                                           ---------

   Net assets applicable to
     outstanding shares................. $  600,361
                                           =========
SHARES OF BENEFICIAL INTEREST
   OUTSTANDING..........................     61,710
                                           =========
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST...............      $9.73
                                           =========



                         STATEMENT OF OPERATIONS

                  For the Year Ended December 31, 1997
-------------------------------------------------------------------------------


INVESTMENT INCOME:

Income --
   Interest.............................  $  38,185
                                           ---------

Expenses --
   Investment Adviser fee (Note 3)......  $   2,987
   Administrator fee (Note 3)...........        331
   Compensation of Trustees not
    affiliated with the Investment
    Adviser or Administrator............      2,371
   Custodian fee (Note 1D)..............     17,417
   Audit................................      8,362
   Legal...............................       1,807
   Printing.............................        584
   Amortization of organization expense
     (Note 1E)..........................      1,748
   Miscellaneous........................        658
                                           ---------

       Total expenses...................  $  36,265
                                           ---------


Deduct --
   Reduction of Custodian fee (Note 1D).  $   1,465
   Reduction of Investment Adviser fee..      2,987
   Reduction of Administrator fee.......        331
   Allocation of expense to the
     Investment Adviser (Note 3)........     25,513
                                           ---------

       Total deducted...................  $  30,296
                                           ---------

       Net expenses.....................  $   5,969
                                           ---------

         Net investment income..........  $  32,216
                                           ---------



REALIZED AND UNREALIZED GAIN:

Net realized gain on investment
 transactions........................... $    1,760
Change in unrealized appreciation
 of investments.........................        694
                                           ---------
   Net realized and unrealized gain.....  $   2,454
                                           ---------

   Net increase in net assets from
   operations...........................     34,670
                                           =========



See notes to financial statements

                       WRIGHT NEAR TERM BOND PORTFOLIO

================================================================================

                                                  Year Ended December 31,
                                           -----------------------------------

STATEMENTS OF CHANGES                             1997                  1996
-------------------------------------------------------------------------------



INCREASE (DECREASE) IN NET ASSETS:

   From operations --
     Net investment income................     $   32,216         $   17,735
     Net realized gain on investment
       transactions.......................          1,760                560
     Change in unrealized appreciation
      (depreciation) of investments.......            694             (8,161)
                                                 ----------         ----------

       Net increase in net assets from
        operations........................      $   34,670         $   10,134

   Distributions to shareholders fro
    net investment income (Note 2)........         (32,175)           (17,735)
   Net increase (decrease) from
   Portfolio share transactions (Note 4)..         (54,587)           333,490
                                                 ----------         ----------

       Net increase (decrease) i
         net assets.......................      $  (52,092)        $  325,889


NET ASSETS:

   At beginning of year....................        652,453            326,564
                                                 ----------         ----------

   At end of year.........................      $  600,361         $  652,453
                                                ===========        ===========

ACCUMULATED UNDISTRIBUTED NET
 INVESTMENT INCOME........................      $       29         $        -
                                                ===========        ===========


See notes to financial statements

                           WRIGHT NEAR TERM BOND PORTFOLIO

================================================================================

                                                                        Year Ended December 31,
                                                           -----------------------------------------------
FINANCIAL HIGHLIGHTS                                          1997        1996        1995       1994(5)
----------------------------------------------------------------------------------------------------------


Net asset value, beginning of year.                         $  9.700    $  9.880    $  9.330    $ 10.000
                                                            --------    --------    --------    --------
Income from Investment Operations:
  Net investment income(1).........                         $  0.471    $  0.440    $  0.448    $  0.324
  Net realized and unrealized gain (loss)                      0.029      (0.180)      0.550      (0.670)
                                                            --------    --------    --------    --------
   Total income (loss) from investment
      operations...................                         $  0.500    $  0.260    $  0.998    $ (0.346)
                                                            --------    --------    --------    --------
Less Distributions to Shareholders:
 From net investment income........                         $ (0.470)   $ (0.440)   $ (0.448)   $ (0.324)
                                                            --------    --------    --------    --------

Net asset value, end of year.......                         $  9.730    $  9.700    $  9.880    $  9.330
                                                            ========    ========    ========    ========
Total Return(3)....................                            5.1%        2.7%       10.9%       (3.2%)

Ratios/Supplemental Data:
  Net assets, end of year (000 omitted)                     $    600    $    652    $    327    $    451
  Ratio of net expenses to average net
   assets(1) ......................                            1.12%(4)    1.48%(4)    1.39%(4)    0.90%(2)
  Ratio of net investment income to
   average net assets(1) ..........                            4.84%       4.49%       4.61%       3.43%(2)
  Portfolio Turnover Rate..........                              38%         61%         94%         52%

(1)During  each  of the  periods  presented,  the  Investment  Adviser  and  the
   Administrator  reduced their fees, and the Investment Adviser was allocated a portion of the  Portfolio's  operating  expenses.  Had such  actions not been undertaken,  the net investment  income (loss) per share and the ratios would have been as follows:
                                                              1997        1996        1995       1994(5)
------------------------------------------------------------------------------------------------------------

  Net investment income (loss) per share                  $  0.050    $ (0.331)   $ (0.438)    $  (0.095)
                                                            ========    ========    ========    ========
  Ratios (As a percentage of average net assets):
   Expenses........................                            5.45%       9.35%      10.51%       5.34% (2)
                                                            ========    ========    ========    ========
   Net investment income (loss)....                            0.51%      (3.38%)     (4.51%)     (1.01%)(2)
                                                            ========    ========    ========    ========
(2).....................Annualized.
(3)Total  investment  return is calculated  assuming a purchase at the net asset value on the first  day and a sale at the net asset  value on the last day of each period reported. Dividends and distributions,  if any, are assumed to be invested  at the net asset value on the payable  date.  The total  investment return  does not  reflect  expenses  that  apply to the  separate  account or related policies. If these charges had been included,  the total return would be reduced.
(4)During the years ended December 31, 1997, 1996 and 1995,  custodian fees were reduced by credits resulting from cash balances the Portfolio maintained with the custodian (Note 1D). The computation of net expenses to average daily net assets reported above is computed without  consideration of such credits,  in accordance with reporting  regulations in effect  beginning in 1995. If these credits  were  considered,  the ratio of expenses to average net assets would have been reduced to 0.90%, 0.89% and 0.90%, respectively.
(5)For the period from January 6, 1994 (start of business) to December 31, 1994.


See notes to financial statements


                 WRIGHT TOTAL RETURN BOND PORTFOLIO (WTRBP)
                        PORTFOLIO OF INVESTMENTS
                           December 31, 1997
===============================================================================


   Face                                  Coupon    Maturity    Market                    Current Yield To
  Amount      Description                 Rate       Date       Price       Value       Yield(1)Maturity(1)
-----------------------------------------------------------------------------------------------------------------


CORPORATE BONDS

INDUSTRIALS - 4.5%
$  40,000     Campbell Soup Co.          6.900%   10/15/06   $104.028     $ 41,611       6.63%     6.29%
                                                                         ----------

UTILITIES - 14.0%
$  20,000     AT&T Corp.                 7.750%   03/01/07   $109.640     $ 21,928       7.07%     6.34%
   25,000     Bellsouth Telecommunication7.000%   02/01/05    104.554       26,139       6.70%     6.20%
   30,000     Duke Power Co.             7.000%   09/01/05    103.142       30,943       6.79%     6.47%
   50,000     Tennessee Valley Authority 6.125%   07/15/03     99.406       49,703       6.16%     6.25%
                                                                         ----------
                                                                          $128,713

U.S. GOVERNMENT AGENCIES - 35.7%
$  50,000     Federal Farm Credit Bank   5.270%   02/01/99   $ 99.406     $ 49,702       5.30%     5.84%
   50,000     Federal Home Loan Banks    7.780%   02/03/00    103.828       51,914       7.49%     5.81%
   50,000     Federal National Mtg Assn. 7.490%   03/02/05    108.297       54,149       6.92%     6.05%
  167,855     GNMA 442193                7.500%   12/15/26    102.437      171,945       7.32%     7.30%
                                                                         ----------
                                                                          $327,710

U.S. TREASURIES - 32.8%
$  50,000     U.S. Treasury Bond         7.500%   11/15/16   $116.719     $ 58,360       6.43%     6.01%
  125,000     U.S. Treasury Note         6.500%   08/15/05    104.344      130,430       6.23%     5.79%
  110,000     U.S. Treasury Note         5.875%   11/15/05    100.531      110,584       5.84%     5.79%
                                                                         ----------
                                                                          $299,374
                                                                         ----------


TOTAL INVESTMENTS (identified cost, $763,531) -- 87.0%                    $797,408


OTHER ASSETS, LESS LIABILITIES -- 13.0%                                    119,266
                                                                         ----------


NET ASSETS -- 100.0%                                                      $916,674
                                                                         ==========

Average Maturity -- 6.5 Years(1)(2)


(1) Unaudited.
(2) Excludes GNMA 442193

See notes to financial statements

                        WRIGHT TOTAL RETURN BOND PORTFOLIO

===============================================================================

                        STATEMENT OF ASSETS AND LIABILITIES

                                 December 31, 1997
-------------------------------------------------------------------------------


ASSETS:

   Investments --
     Identified cost....................  $ 763,531
     Unrealized appreciation............     33,877
                                           ---------
       Total value (Note 1A)............  $ 797,408

   Cash.................................     95,398
   Interest receivable..................     13,321
   Deferred organizational costs (Note 1E)    1,656
   Receivable from Investment Adviser...     12,825
                                           ---------
     Total Assets.......................  $ 920,608
                                           ---------


LIABILITIES:

   Payable for Fund shares reacquired...  $     807
   Trustees fees payable................        450
   Accrued expenses.....................      2,677
                                           ---------
     Total Liabilities..................  $   3,934
                                           ---------


NET ASSETS..............................  $ 916,674
                                           =========

NET ASSETS CONSIST OF:

Paid-in capital.........................  $ 897,820
Accumulated net realized loss on investment
   transactions.........................    (15,164)
Unrealized appreciation of investments..     33,877
Accumulated undistributed net investment
   income...............................        141
                                           ---------

   Net assets applicable to
     outstanding shares.................  $ 916,674
                                           =========
SHARES OF BENEFICIAL INTEREST
   OUTSTANDING..........................     94,029
                                           =========
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST...............      $9.75
                                           =========



                           STATEMENT OF OPERATIONS

                     For the Year Ended December 31, 1997
-------------------------------------------------------------------------------


INVESTMENT INCOME:

Income --
   Interest.............................  $  52,124
                                           ---------

Expenses --
   Investment Adviser fee (Note 3)......  $   3,681
   Administrator fee (Note 3)...........        409
   Compensation of Trustees not
    affiliated with the Investment
    Adviser or Administrator............      2,381
   Custodian fee (Note 1D)..............     17,714
   Audit services.......................      8,362
   Legal................................      2,182
   Printing.............................        586
   Amortization of organization expense
     (Note 1E)..........................      1,748
   Miscellaneous........................      1,287
                                           ---------
       Total expenses...................  $  38,350
                                           ---------


Deduct --
   Reduction of Custodian fee...........  $   1,115
   Reduction of Investment Adviser fee..      3,681
   Reduction of Administrator fee.......        409
   Allocation of expense to the
     Investment Adviser (Note 3)........     25,826
                                           ---------
       Total deducted...................  $  31,031
                                           ---------
       Net expenses.....................  $   7,319
                                           ---------
         Net investment income..........  $  44,805
                                           ---------



REALIZED AND UNREALIZED GAIN:

Net realized gain on investment
 transactions...........................  $     141
Change in unrealized appreciation
 of investments.........................     24,792
                                           ---------

   Net realized and unrealized gain.....  $  24,933
                                           ---------

   Net increase in net assets
    from operations.....................  $  69,738
                                           =========


See notes to financial statements

                      WRIGHT TOTAL RETURN BOND PORTFOLIO

===============================================================================

                                                   Year Ended December 31,
                                           -----------------------------------

STATEMENTS OF CHANGES IN NET ASSETS              1997                1996
------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

   From operations --
     Net investment income................   $   44,805         $   31,137
     Net realized gain (loss) on
      investment transactions.............          141               (831)
     Change in unrealized appreciation
     (depreciation) of investments........       24,792             (17,000)
                                              ----------          ----------

       Net increase in net assets
        from operations...................   $   69,738         $   13,306
                                              ----------           ----------

   Distributions to shareholders --
     From net investment income (Note 2)..   $  (44,748)        $  (31,137)
     In excess of net investment income...         --                  (36)
                                              ----------           ----------

       Total distributions................   $  (44,748)        $  (31,173)
                                              ----------           ----------

   Net increase from Portfolio share
    transactions (Note 4)..................   $  102,192         $  269,677
                                              ----------           ----------

       Net increase in net assets..........   $  127,182         $  251,810


NET ASSETS:

   At beginning of year....................       789,492           537,682
                                                ----------         ----------

   At end of year..........................    $  916,674         $  789,492
                                                ==========         ===========

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN
EXCESS OF) NET INVESTMENT INCOME............   $      141         $      (36)
                                                ==========         ===========


See notes to financial statements

                      WRIGHT TOTAL RETURN BOND PORTFOLIO

================================================================================

                                                                 Year Ended December 31,
                                                   ----------------------------------------------------------
FINANCIAL HIGHLIGHTS                               1997       1996        1995        1994     1993(2)(6)
-------------------------------------------------------------------------------------------------------------


Net asset value, beginning of year.             $   9.470   $  9.830    $  8.840    $  9.930    $ 10.000
                                                 --------    --------    --------    --------    --------

Income from Investment Operations:
  Net investment income(1).........             $   0.518   $  0.447    $  0.469    $  0.398    $  0.019
  Net realized and unrealized gain (loss)
   on investments..................                 0.280     (0.360)      0.990      (1.090)     (0.070)
                                                --------    --------    --------    --------    --------

   Total income (loss) from investment
    operations.....................             $   0.798   $  0.087    $  1.459    $ (0.692)   $ (0.051)
                                                 --------    --------    --------    --------    --------

Less Distributions to Shareholders:
  From net investment income.......             $  (0.128)  $ (0.447)   $ (0.469)   $ (0.398)   $ (0.019)
                                                 --------    --------    --------    --------    --------

Net asset value, end of year.......             $   9.750   $  9.470    $  9.830    $  8.840    $  9.930
                                                 ========    ========    ========    ========    ========

Total Return(3)....................                 8.5%       1.0%       16.9%       (7.1%)      (0.5%)

Ratios/Supplemental Data:
  Net assets, end of year (000 omitted)         $    917   $     789   $     538    $    520  $      167
  Ratio of  net expenses to average net
   assets(1).......................                1.03%(5)    1.26%(5)    1.26%(5)     0.90%       0.70%(4)
  Ratio of net investment income to
   average net assets(1)...........                 5.46%      4.77%       5.09%       4.49%       2.50%(4)
  Portfolio Turnover Rate..........                   1%          51%        186%         23%         0%

(1)During  the  years  ended  December  31,  1997,  1996,  1995  and  1994,  the
   Investment Adviser and the Administrator reduced their fees, and the Investment Adviser was allocated a portion of the Portfolio's operating expenses. Had such actions not been undertaken, the net investment income
   (loss) per share and the ratios would have been as follows:

                                                   1997       1996        1995        1994
                                                ----------------------------------------------

  Net investment income (loss) per share       $  0.173    $  0.060    $ (0.187)   $ (0.143)
                                                ========    ========    ========    ========
  Ratios (As a percentage of average net assets):
   Expenses........................                 4.67%      5.39%       8.38%       7.00%
                                                ========    ========    ========    ========
   Net investment income (loss)....                 1.82%      0.64%      (2.03%)     (1.61%)
                                                ========    ========    ========    ========

(2) Calculations based on average shares outstanding methodology.
(3)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the payable date. The total investment return does not reflect expenses that apply to the separate account or related policies. If these charges had been included, the total return would be reduced.
(4) Annualized.
(5)During the years ended December 31, 1997, 1996 and 1995, custodian fees were reduced by credits resulting from cash balances the Portfolio maintained with the custodian (Note 1D). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits, in accordance with reporting regulations in effect beginning in 1995. If these credits were considered, the ratio of expenses to average net assets in each period would have been reduced to 0.89%, 0.90% and 0.90%, respectively.
(6)For the period  from  December 7, 1993 (start of  business)  to December  31,
1993.


See notes to financial statements

                         WRIGHT SELECTED BLUE CHIP PORTFOLIO (WSBCP)
                                 PORTFOLIO OF INVESTMENTS
                                    December 31, 1997
================================================================================


                                Shares        Value
--------------------------------------------------------------------------------

       Investments -- 98.0%


APPAREL -- 2.2%
VF Corp.....................     1,600  $     73,500
                                         -----------


AUTOMOTIVE -- 6.2%
Chrysler Corporation.........    1,800  $     63,338
Eaton Corporation............      900        80,325
Modine Mfg. Co...............    2,000        68,250
                                         -----------
                                        $    211,913
                                         -----------


CHEMICALS -- 6.9%
Cooper Tire & Rubber Co......    2,600  $     63,374
Morton International Inc.....    1,300        44,688
PPG Industries, Incorporated.      900        51,413
Rohm & Haas Company..........      800        76,600
                                         -----------
                                        $    236,075
                                         -----------


CONSTRUCTION -- 10.6%
Caterpillar Inc..............    1,000  $     48,562
Fleetwood Enterprises, Inc...    1,900        80,631
Medusa.......................    1,500        62,719
Toll Brothers*...............    3,000        80,250
Vulcan Materials Co..........      900        91,913
                                         -----------
                                        $    364,075
                                         -----------

DIVERSIFIED -- 2.3%
Crane Co.....................    1,800  $     78,074
                                         -----------


ELECTRONICS -- 5.7%
Compaq Computer..............      950  $     53,615
Raytheon Company.............      900        45,450
Stratus Computer, Inc*.......    1,200        45,375
Sun Microsystems, Inc.*......    1,300        51,838
                                         -----------
                                        $    196,278
                                         -----------



FINANCIAL -- 19.3%
Ambac Financial Group, Inc...    1,500  $     69,000
BB&T Corporation.............    1,700       108,905
Edwards (A.G.), Inc..........    2,850       113,288
First Virginia Banks, Inc....    1,800        93,038
Pacific Century Financial Corp   2,800        69,300
Quick & Reilly Group.........    2,350       101,050
Southtrust Corp..............    1,700       107,844
                                         -----------
                                        $    662,425
                                         -----------



MACHINERY & EQUIPMENT -- 8.0%
Deere & Co...................    1,000  $     58,312
Flowserve Corporation........    1,900        53,081
Ingersoll Rand Co............    1,800        72,900
Pitney Bowes, Inc............    1,000        89,938
                                         -----------
                                        $    274,231
                                         -----------



METAL PRODUCERS -- 2.1%
Carpenter Technology.........    1,500  $     72,093
                                         -----------




METAL PRODUCTS MANUFACTURERS -- 6.3%
Kaydon Corp..................    2,400  $     78,300
Snap-on Inc..................    1,500        65,438
Trinity Industries...........    1,600        71,400
                                         -----------
                                        $    215,138
                                         -----------



PRINTING & PUBLISHING -- 4.4%
American Greetings Corp......    1,700  $     66,513
Banta Corporation............    2,200        59,400
Standard Register............      700        24,325
                                         -----------
                                        $    150,238
                                         -----------

RECREATION -- 6.1%
Brunswick Corporation........    2,000  $     60,625
Kingworld Productions Inc....    1,700        98,175
Ryan's Family Steak Houses*..    5,700        48,806
                                         -----------
                                        $    207,606
                                         -----------


RETAILERS -- 1.8%
Lands' End, Inc*.............    1,800  $     63,113
                                         -----------



TRANSPORTATION - 5.5%
ASA Holdings, Inc............    2,400  $     68,250
Comair Holdings, Inc.........    2,550        61,519
Illinois Central Corp........    1,700        57,906
                                         -----------
                                        $    187,675
                                         -----------


UTILITIES -- 6.1%
Century Telephone Enterprises    1,600      $ 79,700
Duke Power Company...........    1,100        60,912
Nipsco Industries............    1,400        69,213
                                         -----------
                                        $    209,825
                                         -----------


MISCELLANEOUS -- 4.5%
Arrow Electronics, Inc*......    1,600  $     51,900
Marshall Industries*.........    1,500        45,000
Sierra Health Services, Inc*.    1,700        57,163
                                         -----------
                                        $    154,063
                                         -----------



TOTAL INVESTMENTS -- 98.0%
(identified cost, $2,468,289)           $  3,356,322


OTHER ASSETS
LESS LIABILITIES -- 2.0%                      68,709
                                         -----------


NET ASSETS -- 100.0%                    $  3,425,031
                                        ============







* Non-income-producing security.


See notes to financial statements

                          WRIGHT SELECTED BLUE CHIP PORTFOLIO

================================================================================


                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1997
--------------------------------------------------------------------------------


ASSETS:

   Investments --
     Identified cost....................  $2,468,289
     Unrealized appreciation............    888,033
                                           ---------
       Total value (Note 1A)............  $3,356,322

   Cash.................................     74,776
   Dividends receivable.................      3,519
   Deferred organizational costs (Note 1E)    1,785
                                           ---------
     Total Assets.......................  $ 3,436,402
                                           ---------


LIABILITIES:

   Payable for Fund shares reacquired...  $   3,040
   Investment Adviser fee payable.......      4,203
   Administrator fee payable............      1,288
   Trustees fees payable................        450
   Accrued expenses.....................      2,390
                                           ---------
     Total Liabilities..................  $  11,371
                                           ---------


NET ASSETS..............................  $3,425,031
                                          ==========

NET ASSETS CONSIST OF:

Paid-in capital.........................  $2,188,405
Accumulated net realized gain on investment
   transactions.........................    307,899
Unrealized appreciation of investments..    888,033
Accumulated undistributed net investment
   income...............................     40,694
                                           ---------

   Net assets applicable to
    outstanding shares...................$3,425,031
                                          ==========


SHARES OF BENEFICIAL INTEREST
   OUTSTANDING..........................    218,888
                                          ==========
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST...............     $15.65
                                          ==========



                           STATEMENT OF OPERATIONS

                   For the Year Ended December 31, 1997
-------------------------------------------------------------------------------


INVESTMENT INCOME:

Income --
   Dividends............................  $  56,638
                                           ---------

Expenses --
   Investment Adviser fee (Note 3)......  $  19,920
   Administrator fee (Note 3)...........      1,532
   Compensation of Trustees not
    affiliated with the Investment
    Adviser or Administrato.............      2,371
   Custodian fee (Note 1D)..............     17,029
   Audit................................     10,062
   Legal................................      2,182
   Printing.............................        586
   Amortization of organization expense
     (Note 1E)..........................      1,748
   Miscellaneous........................          8
                                           ---------
       Total expenses...................  $  55,438
                                           ---------


Deduct --
   Reduction of Investment Adviser fee..  $  15,717
   Reduction of Custodian fee (Note 1D).      4,601
                                           ---------
       Total deducted...................  $  20,318
                                           ---------

       Net expenses.....................  $  35,120
                                           ---------

         Net investment income..........  $  21,518
                                           ---------



REALIZED AND UNREALIZED GAIN:

Net realized gain on investment
 transactions..........................  $  307,898
Change in unrealized appreciation
 of investments........................     521,436
                                           ---------

   Net realized and unrealized gain....   $ 829,334
                                           ---------

   Net increase in net assets from
    operations.........................   $ 850,852
                                          ==========



See notes to financial statements

                      WRIGHT SELECTED BLUE CHIP PORTFOLIO

================================================================================


                                           Year Ended December 31,
                                       -----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS       1997                  1996
--------------------------------------------------------------------------------


INCREASE IN NET ASSETS:

   From operations --
     Net investment income...............  21,518         $   29,861
     Net realized gain on investment
      transactions....................... 307,898            427,875
     Change in unrealized appreciation
      of investments..................... 521,436             92,485
                                        ----------         ----------
       Net increase in net assets
        from operations................$  850,852         $  550,221

   Distributions to shareholders from
    net investment income (Note 2).....     -                 (2,069)
   Distributions to shareholders from
    net realized gain on investment
    transactions (Note 2)..............  (427,615)                --
   Undistributed net investment income
    included in price of shares  sold
    and redeemed (Note 1F).............     8,494              2,519
   Net increase (decrease) from
    Portfolio share transactions
   (exclusive of amounts allocated to
    net investment income) (Note 4)....    324,836           (121,037)
                                         ----------         ----------

       Net increase in net assets...... $  756,567         $  429,634


NET ASSETS:

   At beginning of year................  2,668,464          2,238,830
                                         ----------         ----------

   At end of year...................... $3,425,031         $2,668,464
                                        ==========         ===========

ACCUMULATED UNDISTRIBUTED NET
 INVESTMENT INCOME..................... $   40,694         $   39,484
                                         ==========         ===========




See notes to financial statements

                         WRIGHT SELECTED BLUE CHIP PORTFOLIO
===============================================================================

                                                                       Year Ended December 31,
                                                           -----------------------------------------------
FINANCIAL HIGHLIGHTS                                          1997        1996        1995       1994(6)
----------------------------------------------------------------------------------------------------------


Net asset value, beginning of year.............             $ 14.000    $ 11.410    $  9.320    $ 10.000
                                                            --------    --------    --------    --------

Income from Investment Operations:
  Net investment income(1).....................             $  0.110    $  0.170    $  0.100    $  0.092
  Net realized and unrealized gain (loss) on investments       3.780       2.430       2.345      (0.712)
                                                            --------    --------    --------    --------
   Total income (loss) from investment operations           $  3.890    $  2.600    $  2.445  $   (0.620)
                                                            --------    --------    --------    --------

Less Distributions to Shareholders:
  From net investment income...................             $ --        $ (0.010)   $ (0.070)   $ (0.060)
  From net realized gain on investment transactions                       (2.240)     --          (0.285)          --
                                                            --------    --------    --------    --------
   Total distributions.........................             $ (2.240)   $ (0.010)   $ (0.355)   $ (0.060)
                                                            --------    --------    --------    --------

Net asset value, end of year...................             $ 15.650    $ 14.000    $ 11.410    $  9.320
                                                            ========    ========    ========    ========

Total Return(3)................................               32.1%       22.8%       26.3%       (6.2%)

Ratios/Supplemental Data:
  Net assets, end of year (000 omitted)........             $   3,425   $   2,668   $   2,239   $  1,452
  Ratio of net expenses to average net assets(1)                1.30%(4)    1.27%(4)    1.60%(4)   1.15%(2)
  Ratio of net investment income to average net assets(1)       0.70%       1.14%       0.96%      1.16%(2)
  Portfolio Turnover Rate......................                   40%         68%         64%        74%
  Average commision rate paid (5)..............             $  0.0610   $  0.0784         --         --

(1)During each of the  periods  presented,  the  Investment  Adviser  and/or the
   Administrator  reduced their fees. Had such actions not been undertaken,  the net  investment  income  (loss) per share and the  ratios  would have been as follows:
                                                              1997        1996        1995       1994(6)
-----------------------------------------------------------------------------------------------------

Net investment income (loss) per share.........             $  0.030    $  0.066    $ (0.017)   $ (0.078)
                                                            ========    ========    ========    ========
Ratios (As a percentage of average net assets):
  Expenses.....................................                1.81%       1.97%       2.72%       3.30% (2)
                                                            ========    ========    ========    ========
  Net investment income (loss).................                0.19%       0.44%      (0.16%)     (0.99%)(2)
                                                            ========    ========    ========    ========

(2) Annualized.
(3)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the payable date. The total investment return does not reflect expenses that apply to the separate account or policies. If these charges had been included, the total return would be reduced.
(4)During the years ended December 31, 1997, 1996 and 1995, custodian fees were reduced by credits resulting from cash balances the Portfolio maintained with the custodian (Note 1D). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits, in accordance with reporting regulations in effect beginning in 1995. If these credits were considered, the ratio of expenses to average net assets would have been reduced to 1.15%, 1.06% and 1.15%, respectively.
(5)Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.
   For fiscal years beginning on or after September 1, 1995, the Portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.
(6) For the period from  January 6, 1994  (start of  business)  to December  31,
1994.

See notes to financial statements

                WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO (WIBCP)
                          PORTFOLIO OF INVESTMENTS
                             December 31, 1997
===============================================================================

                                Shares        Value
-------------------------------------------------------------------------------

      INVESTMENTS -- 94.0%


AUSTRALIA -- 2.2%
Australian Gas & Light Co....    4,700  $     32,761
                                         -----------



CANADA -- 9.2%
Linamar Corporation..........      500  $     29,000
Loblaw Companies Ltd.........    2,300        41,627
Magna Int'l. Inc. Class A....      500        31,306
Power Financial Corp.........      800        27,953
                                         -----------
                                        $    129,886
                                         -----------


DENMARK -- 4.9%
Icopal.......................      120  $     25,754
Novo Nordisk A/S - B.........      300        42,923
                                         -----------
                                        $     68,677
                                         -----------



FINLAND-- 3.8%
Orion A/S - B................    1,190  $     30,610
Metra OY.....................    1,000        23,500
                                         -----------
                                        $     54,110
                                         -----------


FRANCE -- 6.3%
Pinault-Printemps Redoute SA.       45  $     24,034
SAGEM SA.....................       60        26,746
Synthelabo...................      300        37,525
                                         -----------
                                        $     88,305
                                         -----------


GERMANY -- 4.5%
Bayerische Motoren Werke A...       50  $     37,403
Dyckerhoff AG................      100        26,418
                                         -----------
                                        $     63,821
                                         -----------



HONG KONG -- 1.4%
HSBC Holdings PLC (HK $).....      800  $     19,721
                                         -----------



IRELAND -- 1.9%
Greencore PLC................    5,610  $     26,607
                                         -----------


JAPAN -- 6.3%
Bridgestone Corporation......    1,000  $     21,674
Honda Motor Co., Ltd.........    1,000        36,685
Shohkoh Fund & Co., Ltd......      100        30,482
                                         -----------
                                        $     88,841
                                         -----------

MEXICO -- 4.3%
Grupo Industrial Maseca-B....   23,000  $     23,610
Telefonos de Mexico SA.......   13,000        36,410
                                         -----------
                                        $     60,020
                                         -----------


NETHERLANDS -- 12.3%
CSM N.V. Cert................      500  $     22,206
Getronics N.V................      616        19,637
Hagemeyer N.V................      806        33,688
Koninklijke Ahold N.V........    1,204        31,455
Nutricia Verenidge Bedrijven.    1,008        30,591
Verenigde Nederlandse........    1,300        36,692
                                         -----------
                                        $    174,269
                                         -----------

SOUTH AFRICA -- 3.7%
Sasol Beperk Limited.........    2,600  $     27,248
Tiger Oats Limited...........    1,800        24,855
                                         -----------
                                        $     52,103
                                         -----------

SPAIN -- 7.8%
Banco Popular Espanola.......      600  $     41,941
Endesa S.A...................    2,000        36,375
Repsol S.A...................      750        31,998
                                         -----------
                                        $    110,314
                                         -----------

SWEDEN -- 1.5%
Atlas Copco AB...............      700  $     20,910
                                         -----------



SWITZERLAND -- 5.8%
Nestle-Sponsored.............      350  $     26,264
Novartis AG-ADR..............      450        36,560
Schweizerische Rueckverisch..       10        18,685
                                         -----------
                                        $     81,509
                                         -----------


UNITED KINGDOM -- 18.1%
Kwik-Fit Holdings PLC........    5,500  $     31,948
Powerscreen Int'l............    3,000        30,289
Provident Financial PLC......    1,700        22,475
Scapa Group PLC..............   10,000        38,504
Smiths Industries............    2,400        33,633
Tesco PLC....................    5,137        42,021
Wm. Morrison Supermarkets PLC    6,000        22,805
Wolseley ....................    4,154        33,219
                                         -----------
                                        $    254,894
                                         -----------


TOTAL INVESTMENTS -- 94.0%
(identified cost, $1,125,897)           $  1,326,748


OTHER ASSETS
LESS LIABILITIES -- 6.0%                      83,940
                                         -----------



NET ASSETS -- 100.0%                    $  1,410,688
                                         ===========





ADR - American Depository Receipt


See notes to financial statements

                 WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO (WIBCP)
================================================================================



                    STATEMENT OF ASSETS AND LIABILITIES

                           December 31, 1997
--------------------------------------------------------------------------------


ASSETS:

   Investments --
     Identified cost....................  $1,125,897
     Unrealized appreciation...........     200,851
                                           ---------
       Total value (Note 1A)............  $ 1,326,748

   Cash.................................     74,836
   Receivable for investments sold......     25,709
   Dividends receivable.................      2,659
   Deferred organizational costs (Note 1E)    1,781
   Receivable from Investment Adviser...      9,630
   Receivable for foreign taxes withheld        587
                                           ---------
     Total assets.......................  $1,441,950
                                           ---------


LIABILITIES:

   Due to bank..........................  $     474
   Payable for Fund shares reacquired...      1,268
   Trustees' fees payable...............        450
   Accrued expenses.....................      3,890
   Payable for investments purchased....     25,180
                                           ---------

     Total liabilities..................  $  31,262
                                           ---------


NET ASSETS..............................  $1,410,688
                                          ==========
NET ASSETS CONSIST OF:

Paid-in capital.........................  $1,134,367
Accumulated net realized gain on investment
   and foreign currency transactions....     70,543
Unrealized appreciation of investments and
   translations of assets and liabilities in
   foreign currencies...................    200,777
Accumulated undistributed net
   investment income....................      5,001
                                           ---------


   Net assets applicable to
     outstanding shares................. $ 1,410,688
                                          ==========
SHARES OF BENEFICIAL INTEREST
   OUTSTANDING..........................    119,536
                                          ==========
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST...............     $11.80
                                          ==========



                          STATEMENT OF OPERATIONS

                   For the Year Ended December 31, 1997
-------------------------------------------------------------------------------


INVESTMENT INCOME:

Income --
   Dividends............................  $  34,620
   Less: Foreign taxes..................     (3,263)
                                           ---------
     Total investment income............  $  31,357
                                           ---------

Expenses --
   Investment Adviser fee (Note 3)......  $  11,960
   Administrator fee (Note 3)...........        747
   Compensation of Trustees not affiliated with
     the Investment Adviser or Administrator  2,371
   Custodian fee (Note 1D)..............     33,098
   Audit................................     10,062
   Legal................................      2,182
   Printing.............................        586
   Amortization of organization expense
     (Note 1E)..........................      1,748
   Miscellaneous........................      1,521
                                           ---------

       Total expenses...................  $  64,275
                                           ---------

Deduct --
   Reduction of Investment Adviser fee..  $  11,960
   Reduction of Admininstrator fee......        747
   Reduction of Custodian fee (Note 1D).      2,321
   Allocation of expense to the
     Investment Adviser  (Note 3).......     21,630
                                           ---------

       Total deducted...................  $  36,658
                                           ---------

       Net expenses.....................  $  27,617
                                           ---------

         Net investment income..........  $   3,740
                                           ---------


REALIZED AND UNREALIZED GAIN:

Net realized gain on investment and
   foreign currency transactions........  $  70,743
Change in unrealized appreciation of investments
   and translation of assets and liabilities
   in foreign currency..................     16,476
                                           ---------

   Net realized and unrealized gain.....  $  87,219
                                           ---------

   Net increase in net assets from
    operations..........................  $  90,959
                                          ==========


See notes to financial statements

                  WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO
================================================================================


                                               Year Ended December 31,
                                       -----------------------------------

STATEMENTS OF CHANGES IN NET ASSETS          1997                  1996
-------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS:

   From operations --
     Net investment income (loss)....... $    3,740         $   (5,346)
     Net realized gain on investments
      and foreign currency transactions.     70,743             89,355
     Change in unrealized appreciatio
      of investments and translation of
      assets and liabilities in
      foreign currency..................     16,476            126,226
                                           ----------         ----------

       Net increase in net assets
       from operations.................. $   90,959         $  210,235

   Distributions to shareholders from
    net realized gain on investment
    transactions (Note 2)...............    (81,308)               --
   Undistributed net investment loss
    included in price of shares sold
    and redeemed (Note 1F)..............       --                 (240)
   Net decrease from Portfolio share
    transactions (exclusive of amounts
    allocated to net investment
    income) (Note 4)....................    (56,035)          (117,794)
                                           ----------         ----------

       Net increase (decrease) in
        net assets...................... $  (46,384)        $   92,201


NET ASSETS:

   At beginning of year.................  1,457,072          1,364,871
                                          ----------         ----------

   At end of year....................... $1,410,688         $1,457,072
                                         ===========        ===========

ACCUMULATED UNDISTRIBUTED NET
 INVESTMENT INCOME...................... $    5,001         $    2,053
                                         ===========        ===========




See notes to financial statements

                             WRIGHT INTERNATIONAL BLUE CHIP PORTFOLIO
================================================================================


                                                                       Year Ended December 31,
                                                              -------------------------------------------
FINANCIAL HIGHLIGHTS                                          1997        1996        1995       1994(6)
---------------------------------------------------------------------------------------------------------


Net asset value, beginning of year.............             $ 11.810    $ 10.060    $  9.140    $ 10.000
                                                             --------    --------    --------    --------
Income from Investment Operations:
  Net investment income (loss)(1)..............             $  0.032    $ (0.043)   $  0.003    $  0.031
  Net realized and unrealized gain (loss)......                0.588       1.793       0.967      (0.886)
                                                             --------    --------    --------    --------

   Total income (loss) from investment operations           $  0.620    $  1.750    $  0.970    $ (0.855)
                                                             --------    --------    --------    --------
  Less Distributions to Shareholders:
   From net investment income..................             $ --        $ --        $ (0.005)   $ (0.005)
   In excess of net investment income..........               --          --          (0.013)       --
   From net realized gains on investment transactions         (0.630)     --            --          --
   Tax distribution from paid-in capital.......               --          --          (0.032)       --
                                                            --------    --------    --------    --------
   Total distributions declared to shareholders             $ (0.630)   $ --        $ (0.050)   $  (0.005)

                                                            --------    --------    --------    --------
Net asset value, end of year...................             $ 11.800    $ 11.810    $ 10.060    $  9.140
                                                            ========    ========    ========    ========
Total Return(3)................................                5.7%       17.4%       10.6%       (8.1%)

Ratios/Supplemental Data:
  Net assets, end of year (000 omitted)........             $  1,411   $   1,457   $   1,365    $  1,229
  Ratio of net expenses to average net assets(1)               2.00%(4)    2.31%(4)    2.28% (4)   1.80% (2)
  Ratio of net investment income (loss) to average net
   assets(1)...................................                0.25%      (0.42)%      0.06%       0.19% (2)
  Portfolio Turnover Rate......................                   94%         44%         31%         0%
  Average commission rate paid (5).............             $  0.0361   $  0.0773          --         --

(1)During  each  of the  periods  presented,  the  Investment  Adviser  and  the
   Administrator  reduced their fees, and the Investment Adviser was allocated a portion of the  Portfolio's  operating  expenses.  Had such  actions not been undertaken,  the net investment loss per share and the ratios would have been as follows:
                                                              1997        1996        1995       1994(6)
----------------------------------------------------------------------------------------------------------

Net investment income (loss)  per share........             $ (0.262)   $ (0.253)   $ (0.920)   $ (0.434)
                                                            ========    ========    ========    ========
Ratios (As a percentage of average net assets):
  Expenses.....................................                4.30%       4.37%       4.18%       4.65% (2)
                                                            ========    ========    ========    ========
  Net investment income (loss).................               (2.05%)     (2.47%)     (1.85%)     (2.66%)(2)
                                                            ========    ========    ========    ========
(2) Annualized.
(3)Total  investment  return is calculated  assuming a purchase at the net asset value on the first  day and a sale at the net asset  value on the last day of each period reported. Dividends and distributions,  if any, are assumed to be invested  at the net asset value on the payable  date.  The total  investment return  does not  reflect  expenses  that  apply to the  separate  account or related policies. If these charges had been included,  the total return would be reduced.
(4)During the years ended December 31, 1997, 1996 and 1995,  custodian fees were reduced by credits resulting from cash balances the Portfolio maintained with the custodian (Note 1D). The computation of net expenses to average daily net assets reported above is computed without  consideration of such credits,  in accordance with reporting  regulations in effect  beginning in 1995. If these credits were considered,  the ratio of expenses to average net assets in each period would have been reduced to 1.85%, 1.85% and 1.96%, respectively.
(5)Average  commission rate paid is computed by dividing the total dollar amount of  commissions  paid  during the fiscal  year by the total  number of shares purchased and sold during the fiscal year for which commissions were charged.
   For fiscal years  beginning on or after  September 1, 1995,  the Portfolio is required  to  disclose  its average  commission  rate per share for  security trades on which commissions are charged.
(6) For the period from  January 6, 1994  (start of  business)  to December  31,
1994.

See notes to financial statements


                        WRIGHT MANAGED BLUE CHIP SERIES TRUST
                            NOTES TO FINANCIAL STATEMENTS
================================================================================


(1)  SIGNIFICANT ACCOUNTING POLICIES

     The Wright Managed Blue Chip Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust presently consists of four diversified separate portfolios: Wright Near Term Bond Portfolio (WNTBP), Wright Total Return Bond Portfolio (WTRBP), Wright Selected Blue Chip Portfolio (WSBCP), and Wright International Blue Chip Portfolio (WIBCP) (the "Portfolios"). The shares of the Portfolios are sold only to variable accounts established by PFL Life Insurance Company and other participating insurance companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A. Investment Valuations - Securities, other than fixed-income investments, listed on securities exchanges or in the NASDAQ National Market, are valued at closing sale prices. Unlisted or listed securities for which closing sale prices are not available are valued at the last reported bid price. Fixed income investments (other than short-term obligations) including listed investments, and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Investments for which valuations are not readily available and for WIBCP investments for which material events affecting the value of such securities occurred after the closing of the exchange on which they are primarily traded but prior to the valuation of the Fund will be appraised at their fair value as determined in good faith by or at the direction of the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates value.

     B. Foreign Currency Translation - Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are translated into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     C. Taxes - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) available to regulated investment companies and distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income tax is necessary. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates. At December 31, 1997, the Trust, for federal income tax purposes, had a capital loss carryover of $12,614 for WNTBP and $15,163 for WTRBP, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve the respective Portfolio of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryovers will expire as follows:

        12/31                WNTBP                      WTRBP
-------------------------------------------------------------------------------


         2002              $ 3,451                    $  439
         2003                9,163                    13,858
         2004                 --                         866
-------------------------------------------------------------------------------

     D. Expense Reduction - The Portfolios have entered into an arrangement with its custodian agent whereby interest earned on uninvested cash balances are used to offset custodian fees. All significant reductions are reported as a reduction of expenses in the Statement of Operations.

     E. Deferred Organization Expenses - Costs incurred by the Portfolios in connection with their organization are being amortized on a straight-line basis over five years from the date the Portfolio commenced operations.

     F. Equalization - The WSBCP and WIBCP Portfolios follow the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Portfolio shares, equivalent on a per-share basis to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Portfolio shares.

     G. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

     H. Other - Investment transactions are accounted for on a trade date basis. Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount on long-term debt securities when required for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolios are informed of the ex-dividend date.

     I. Forward Foreign Currency Contracts - The International Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The International Portfolio will enter into forward contracts for hedging purposes in connection with purchases and sales of securities denominated in foreign currencies. The forward foreign currency exchange contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

(2)  DISTRIBUTIONS

     Dividends from investment income of WSBCP and WIBCP are expected to be declared annually. Dividends from investment income of WNTBP and WTRBP will be declared daily and paid monthly. However, the Trustees may decide to declare dividends at other intervals. All net realized long- or short-term capital gains of each Portfolio, if any, will be declared and distributed at least annually. All distributions will be distributed in the form of additional full and fractional shares of the Portfolios and not in cash. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary overdistributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains. Distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting treatments may result in reclassifications among various components of net assets.

     During the year ended December 31, 1997, the following amounts were reclassified due to differences between book and tax accounting created primarily by the deferral of certain losses for tax purposes and character reclassifications between net investment income and net realized capital gains.

                               Accumulated Undistributed Net      Undistributed
                             Realized Gain (Loss) on Investment  Net Investment
            Paid In Capital   and Foreign Currency Transactions   Income (Loss)
--------------------------------------------------------------------------------

WNTBP          $    (79)                 $      91                  $   (12)
WTRBP              (180)                        60                      120
WSBCP            29,061                       (259)                 (28,802)
WIBCP                65                        727                     (792)


(3)  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust has engaged TheWinthrop Corporation (Winthrop) to act as investment adviser to the Funds pursuant to the respective Investment Advisory Contracts. Pursuant to a service agreement between Winthrop and its wholly-owned subsidiary, Wright Investors' Service, Inc. (Wright), Wright furnishes each Fund with investment management, investment advisory, and other services. For its services, Wright is compensated based upon a percentage of average monthly net assets which rate is adjusted as average monthly net assets exceed certain levels. The Trust also has engaged Eaton Vance Management (Eaton Vance or Administrator) to act as administrator of the Trust. Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of the Trust and is compensated based upon a percentage of average monthly net assets which rate is reduced as average monthly net assets exceed certain levels. For the year ended December 31, 1997, the effective annual rate for advisory and administration charges for each Portfolio was as follows:

                             WNTBP        WTRBP        WSBCP         WIBCP
-------------------------------------------------------------------------------

   Investment Advisory       0.45%        0.45%        0.65%         0.80%
   Administration            0.05%        0.05%        0.05%         0.05%
--------------------------------------------------------------------------------

     To enhance the net income of the Portfolios, Wright and Eaton Vance reduced their fees and Wright made an assumption of a portion of each Portfolio's expenses as follows:

                                  WNTBP        WTRBP        WSBCP         WIBCP
-------------------------------------------------------------------------------

   Reduction of Investment
     Adviser fees              $ 2,987      $ 3,681      $15,717       $11,960
   Allocation of expense to
     the Investment Adviser     25,513       25,826           -         21,630
   Reduction of Administrator
     fees                          331          409           -            747

     Certain of the Trustees and officers of the Trust are directors/trustees and/or officers of the above organizations.


(4)  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Portfolio shares were as follows:

                                                      Year Ended                      Year Ended
                                                  December 31, 1997                 December 31, 1996
                                                  -----------------------------------------------------
                                                 Shares        Amount            Shares         Amount
-------------------------------------------------------------------------------------------------------


Wright Near Term Bond Portfolio --
     Sales..................................    26,326    $     254,327          58,895        $ 573,302
     Issued to shareholders in payment
       of distributions declared............     3,323           32,182           1,825           17,735
     Redemptions............................   (35,177)        (341,096)        (26,542)        (257,547)
                                               --------      ----------         --------      ----------

         Net increase (decrease)............    (5,528)      $  (54,587)         34,178       $  333,490
                                               =========     ===========        =========     ===========

Wright Total Return Bond Portfolio --
     Sales.................................     19,777       $  188,388          54,345        $ 510,526
     Issued to shareholders in payment
       of distributions declared............     4,706           44,759           3,309           31,173
     Redemptions............................   (13,865)        (130,955)        (28,919)        (272,022)
                                               --------      ----------         --------      ----------

         Net increase.......................    10,618       $  102,192          28,735       $  269,677
                                               =========     ===========        =========     ===========

Wright Selected Blue Chip Portfolio --
     Sales..................................    19,861       $  283,616          62,148        $ 764,506
     Issued to shareholders in payment
       of distributions declared............    34,653          419,299             172            2,069
     Redemptions............................   (26,212)        (378,079)        (68,010)        (887,612)
                                               --------      ----------         --------      ----------

         Net increase (decrease)............    28,302       $  324,836          (5,690)      $ (121,037)
                                               =========     ===========        =========     ===========



                                                       Year Ended                      Year Ended
                                                    December 31, 1997               December 31, 1996
                                                -------------------------------------------------------
                                                 Shares        Amount            Shares         Amount
-------------------------------------------------------------------------------------------------------

Wright International Blue Chip Portfolio  --
     Sales..................................    20,821    $     237,904          45,060        $ 493,518
     Issued to shareholders in payment
       of distributions declared............     7,439           81,308              --               --
     Redemptions............................   (32,123)        (375,247)        (57,376)        (611,312)
                                               --------       ----------         --------      ----------

         Net decrease.......................    (3,863)      $  (56,035)        (12,316)      $ (117,794)
                                               =========     ===========        =========     ===========


(5)  INVESTMENT TRANSACTIONS

     Purchases and sales and maturities of investments, other than short-term obligations, for the year ended December 31, 1997, were as follows:

                                       Wright             Wright             Wright               Wright
                                      Near Term        Total Return         Selected           International
                                   Bond Portfolio     Bond Portfolio   Blue Chip Portfolio   Blue Chip Portfolio
-----------------------------------------------------------------------------------------------------------------

Purchases --
   Non-U.S. Gov't Obligations....   $          -      $      39,689      $   1,210,929         $   1,317,088
                                    ==============    ==============     ==============        ==============
   U.S. Gov't Obligations........   $     229,254     $          -       $          -          $          -
                                    ==============    ==============     ==============        ==============
Sales --
   Non-U.S. Gov't Obligations....   $          -      $          -       $   1,158,242         $   1,464,171
                                    ==============    ==============     ==============        ==============
   U.S. Gov't Obligations........   $     242,220     $      10,050      $          -          $          -
                                    ==============    ==============     ==============        ==============


(6)  FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 1997, as computed on a federal income tax basis, are as follows:

                                       Wright             Wright             Wright              Wright
                                      Near Term        Total Return         Selected         International
                                   Bond Portfolio     Bond Portfolio   Blue Chip Portfolio  Blue Chip Portfolio
------------------------------------------------------------------------------------------------------------------

Aggregate cost...................   $    573,276      $    763,531       $  2,468,289         $  1,132,913
                                    =============     =============      =============        =============
Gross unrealized appreciation....   $      4,421      $     33,877       $    942,881         $    236,603
Gross unrealized depreciation....           (789)                -            (54,848)             (42,768)
                                    ------------      ------------       ------------         ------------

   Net unrealized appreciation...   $      3,632      $     33,877       $    888,033         $    193,835
                                    =============     =============      =============        =============

(7)  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

     The Wright International Blue Chip Portfolio invests in securities issued by companies whose principal business activities are outside the United States which may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

     Settlement of securities transactions in foreign countries may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Trust's assets. The Trust may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.


(8)  LINE OF CREDIT

     The Funds participate with other funds managed by Wright in a committed $20 million unsecured line of credit agreement with a bank. The Funds may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each Fund based on its borrowings at an amount above the federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the average daily unused portion of the $20 million line of credit, is allocated among the participating funds at the end of each quarter. The Funds did not have significant borrowings or allocated fees during the period ended December 31, 1997.

                          INDEPENDENT AUDITORS' REPORT




To the Trustees and Shareholders of
The Wright Managed Blue Chip Series Trust:


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The Wright Managed Blue Chip Series Trust (the "Trust") (comprising, respectively, the Wright Near Term Bond Portfolio, Wright Total Return Bond Portfolio, Wright Selected Blue Chip Portfolio and Wright International Blue Chip Portfolio series) as of December 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1997 and 1996, and the financial highlights for each of the years in the five-year period ended December 31, 1997. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1997, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the above respective Portfolios constituting The Wright Managed Blue Chip Series Trust as of December 31, 1997, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 30, 1998

         ANNUAL REPORT

         Officers and Trustees of the Funds
         Peter M. Donovan, President and Trustee
         H. Day Brigham, Jr., Vice President , Secretary and Trustee
         A. M. Moody III, Vice President and Trustee
         Judith R. Corchard, Vice President and Trustee
         Winthrop S. Emmet, Trustee
         Michael F. Flament, Trustee
         Leland Miles, Trustee
         Lloyd F. Pierce, Trustee
         Richard E. Taber, Trustee
         Raymond Van Houtte, Trustee
         James L. O'Connor, Treasurer
         William J. Austin, Jr., Assistant Treasurer

         Administrator
         Eaton Vance Management
         24 Federal Street
         Boston, Massachusetts 02110

         Investment Adviser
         Wright Investors' Service
         1000 Lafayette Boulevard
         Bridgeport, Connecticut 06604

         Custodian and Transfer Agent
         Investors Bank & Trust Company
         200 Clarendon Street
         Boston, Massachusetts 02116

         Independent Auditors
         Deloitte & Touche LLP
         125 Summer Street
         Boston, Massachusetts 02110

         This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a Fund's current prospectus. Shares of the Trust are only available to the separate accounts of insurance companies